Eaton Vance
National Municipal Opportunities Trust
December 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 1,890,200
		$ 1,890,200
Hospital — 0.7%
Montefiore Obligated Group, 4.287%, 9/1/50	$3,240	$ 1,998,761
		$ 1,998,761
Other Revenue — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$ 2,597,184
		$ 2,597,184
Total Corporate Bonds (identified cost $8,194,316)		$ 6,486,145

Tax-Exempt Municipal Obligations — 106.5%
Security	Principal Amount (000's omitted)	Value
Education — 2.0%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$ 549,153
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	185	142,448
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	1,007,380
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	204,947
5.375%, 6/15/48(1)	395	365,438
District of Columbia, (KIPP DC), 4.00%, 7/1/44	410	385,269
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	750	762,442
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	890,250
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	402,052
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	183,796
5.00%, 4/1/40(1)	620	601,171
5.00%, 4/1/50(1)	165	149,980
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	$70	$ 65,201
		$ 5,709,527
Electric Utilities — 7.3%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53(2)	$4,000	$ 4,444,000
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	5,324,500
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), 3.20%, 7/1/39	1,000	671,130
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.50%, 5/15/47	2,000	2,244,580
Omaha Public Power District, NE, 5.00%, 2/1/47	4,000	4,434,880
South Carolina Public Service Authority, 5.50%, 12/1/54	4,000	4,011,160
		$ 21,130,250
Escrowed/Prerefunded — 0.2%
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Escrowed to Maturity, 5.00%, 10/1/24	$185	$ 187,377
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	275	310,472
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	35	40,036
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	10	11,439
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,586
		$ 554,910
General Obligations — 13.9%
Chicago Board of Education, IL:
5.00%, 12/1/42	$6,410	$ 6,343,464
6.00%, 12/1/49	1,750	1,922,690
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(1)(2)	4,000	4,429,560
Illinois:
4.25%, 12/1/37	6,000	6,068,040
5.00%, 5/1/36	3,500	3,510,815
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	338,088
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(1)(2)	2,500	2,746,550
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	4,000	4,385,080
Pasadena Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/53	5,000	5,087,600

Eaton Vance
National Municipal Opportunities Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico:
0.00%, 7/1/33	$2,000	$ 1,249,560
4.00%, 7/1/35	2,033	1,970,953
Township of Freehold, NJ:
1.00%, 10/15/29	575	517,724
1.00%, 10/15/30	1,035	920,457
1.00%, 10/15/31	975	837,915
		$ 40,328,496
Hospital — 5.8%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$3,000	$ 3,078,720
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	670	661,625
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	1,105	1,040,026
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,546,600
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	1,000	963,510
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	3,000	3,150,990
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,330	1,253,951
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,215	1,297,401
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	500	486,070
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	2,025	2,073,863
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	225	257,411
		$ 16,810,167
Housing — 5.0%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$4,255	$ 2,847,787
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	2,000	2,034,320
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 4.25%, 9/1/43	990	1,000,068
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, SFMR, Sustainability Bonds, 5.45%, 4/1/51	$3,500	$ 3,761,100
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	1,690	1,708,370
Washington Housing Finance Commission, Sustainability Bonds, 3.375%, 4/20/37	3,402	3,077,934
		$ 14,429,579
Industrial Development Revenue — 9.0%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$2,540	$ 2,577,719
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,000	1,901,420
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	2,980	2,663,584
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	1,500	1,571,325
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	726,544
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,187,298
(AMT), 4.875%, 11/1/42(1)	1,555	1,348,030
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	560	511,218
New Jersey Economic Development Authority, (Continental Airlines), 5.25%, 9/15/29	1,900	1,903,838
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,047,552
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	2,765	2,800,309
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,705,980
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	3,911,862
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	143,805
		$ 26,000,484
Insured - Electric Utilities — 1.8%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	$1,875	$ 1,961,438
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(2)	3,000	3,338,910
		$ 5,300,348

Eaton Vance
National Municipal Opportunities Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 1.6%
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/53	$1,500	$ 1,608,840
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	2,000	2,223,880
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/51	810	857,968
		$ 4,690,688
Insured - Other Revenue — 0.1%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$280	$ 223,784
		$ 223,784
Insured - Special Tax Revenue — 4.8%
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AGC), 6.875%, 10/1/34	$4,000	$ 4,916,600
(AGC), 7.00%, 10/1/39	6,000	7,297,080
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	720	720,727
(AGM), 3.75%, 5/1/40	855	848,622
		$ 13,783,029
Insured - Transportation — 6.3%
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	$6,225	$ 6,104,795
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	4,000	2,720,280
(AGC), 0.00%, 1/1/36	13,000	8,450,130
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	1,000	1,034,400
		$ 18,309,605
Lease Revenue/Certificates of Participation — 7.7%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$320	$ 321,942
New Hampshire Business Finance Authority, (Centurion Biosquare, Inc.), 5.88%, 12/15/38	2,610	2,619,866
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	2,000	2,150,000
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	465	490,296
5.00%, 6/15/44	4,260	4,528,636
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	$800	$ 815,888
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	11,375,000
		$ 22,301,628
Other Revenue — 2.7%
Black Belt Energy Gas District, AL, 5.50% to 2/1/29 (Put Date), 6/1/49	$1,000	$ 1,070,590
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	3,195	3,007,102
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	390	403,139
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	405,820
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	605,708
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,000	1,078,210
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,388,424
		$ 7,958,993
Senior Living/Life Care — 9.3%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$ 3,405,579
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/37	850	782,323
5.00%, 7/15/42	700	613,788
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	113,950
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,110	681,418
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	182,734
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	165	165,097
6.375%, 1/1/33	30	30,028
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,175,205
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	495,634
5.00%, 11/15/38(1)	310	323,702
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,479,885
Montgomery County Industrial Development Authority, PA, (ACTS Retirement Communities, Inc.), 5.25%, 11/15/53	1,500	1,536,345

Eaton Vance
National Municipal Opportunities Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	$1,480	$ 1,038,250
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	242,875
5.625%, 7/1/46(1)	360	324,990
5.75%, 7/1/54(1)	780	698,069
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/31	1,235	1,205,125
5.00%, 1/1/32	1,295	1,254,376
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	50	47,475
5.00%, 7/1/33	45	42,368
5.00%, 7/1/34	55	51,330
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	3,000	2,400,720
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	750	851,100
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/41	1,030	853,190
Public Finance Authority, WI, (Mary's Woods at Marylhurst), 5.25%, 5/15/37(1)	630	606,532
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	2,000	2,065,080
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,254,540
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	635,553
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,004,090
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,015,027
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	206,723
		$ 26,783,101
Special Tax Revenue — 9.1%
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$140	$ 117,859
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	4,205	3,420,894
4.375%, 5/1/53	1,000	1,028,380
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(2)	6,900	7,585,791
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	$1,000	$ 1,010,530
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	1,250	293,450
5.00%, 7/1/58	4,015	4,039,010
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,200	955,920
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(2)	2,125	2,413,277
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	1,000	994,850
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53(1)(2)	4,000	4,503,000
		$ 26,362,961
Transportation — 16.7%
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 3.90%, 4/1/55(3)	$2,000	$ 2,000,000
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	1,500	1,628,670
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,060,474
Massachusetts, (Rail Enhancement Program), Sustainablility Bonds, 5.00%, 6/1/53(2)	4,000	4,418,560
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,612,568
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/51	2,200	2,098,492
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,250,300
New York Transportation Development Corp., (John F. Kennedy International Airport):
Sustainability Bonds, (AMT), 5.375%, 6/30/60	1,910	1,982,752
Sustainability Bonds, (AMT), 6.00%, 6/30/54	770	850,773
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,115	2,117,369
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	1,950	2,108,476
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	6,000	6,213,060
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,000	1,076,300
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	4,000	4,047,800
Texas Transportation Commission, (State Highway 249 System), 0.00%, 8/1/38	850	446,174

Eaton Vance
National Municipal Opportunities Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	$8,800	$ 9,539,904
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	955	935,184
Virginia Small Business Financing Authority, (Transform 66 P3):
(AMT), 5.00%, 12/31/49	2,865	2,880,442
(AMT), 5.00%, 12/31/52	1,000	1,004,120
		$ 48,271,418
Water and Sewer — 3.2%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$2,070	$ 2,080,992
Texas Water Development Board:
4.80%, 10/15/52	1,500	1,612,035
5.00%, 10/15/47(2)	5,000	5,565,800
		$ 9,258,827
Total Tax-Exempt Municipal Obligations (identified cost $293,244,352)		$308,207,795

Taxable Municipal Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
Chicago, IL:
7.375%, 1/1/33	$1,653	$ 1,779,207
7.781%, 1/1/35	1,400	1,551,592
		$ 3,330,799
Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$ 3,983,360
		$ 3,983,360
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$ 1,202,589
		$ 1,202,589
Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AGM), 3.508%, 7/1/41	$1,500	$ 1,151,700
		$ 1,151,700
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion Biosquare, Inc.), 9.58%, 12/15/38	$140	$ 140,203
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	100	100,122
		$ 240,325
Special Tax Revenue — 0.4%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$250	$ 244,672
3.72%, 9/1/27(1)	1,115	1,025,845
		$ 1,270,517
Transportation — 0.4%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$ 1,240,650
		$ 1,240,650
Total Taxable Municipal Obligations (identified cost $13,313,301)		$ 12,419,940
Total Investments — 113.0% (identified cost $314,751,969)		$327,113,880
Other Assets, Less Liabilities — (13.0)%		$(37,567,851)
Net Assets — 100.0%		$289,546,029
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $38,116,568 or 13.2% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.

Eaton Vance
National Municipal Opportunities Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

At December 31, 2023, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	16.0%
Texas	14.8%
Others, representing less than 10% individually	67.2%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 13.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
The Trust did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 6,486,145	$ —	$ 6,486,145
Tax-Exempt Municipal Obligations	—	308,207,795	—	308,207,795
Taxable Municipal Obligations	—	12,419,940	—	12,419,940
Total Investments	$ —	$327,113,880	$ —	$327,113,880

Eaton Vance
National Municipal Opportunities Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.